Goodwill and Intangible Assets - Allocation to CGUs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units
Goodwill	$ 3,121.9	$ 2,927.5
Intangible assets	3,254.4	2,761.5
Total	$ 6,376.3	5,689.0	$ 5,928.2	$ 5,928.2
Minimum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.00%
Maximum
Disclosure of information for cash-generating units
Growth rate used to extrapolate cash flow projections	3.70%
Insurance and reinsurance companies
Disclosure of information for cash-generating units
Goodwill	$ 2,188.6	1,891.2
Intangible assets	2,066.1	1,513.4
Total	$ 4,254.7	3,404.6
Investment return rate	5.00%
Insurance and reinsurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	10.10%
Insurance and reinsurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	13.00%
Allied World
Disclosure of information for cash-generating units
Goodwill	$ 940.0	940.0
Intangible assets	474.3	519.8
Total	1,414.3	1,459.8
Gulf Insurance
Disclosure of information for cash-generating units
Goodwill	330.5
Intangible assets	607.0
Total	937.5
Brit
Disclosure of information for cash-generating units
Goodwill	167.7	214.6
Intangible assets	527.4	565.5
Total	695.1	780.1
Zenith National
Disclosure of information for cash-generating units
Goodwill	317.6	317.6
Intangible assets	69.3	77.7
Total	386.9	395.3
Crum & Forster
Disclosure of information for cash-generating units
Goodwill	132.6	132.6
Intangible assets	99.0	57.8
Total	231.6	190.4
Northbridge
Disclosure of information for cash-generating units
Goodwill	83.8	81.6
Intangible assets	136.6	133.5
Total	220.4	215.1
Odyssey Group
Disclosure of information for cash-generating units
Goodwill	119.7	119.7
Intangible assets	49.4	50.8
Total	169.1	170.5
All other
Disclosure of information for cash-generating units
Goodwill	96.7	85.1
Intangible assets	103.1	108.3
Total	199.8	193.4
Non-insurance companies
Disclosure of information for cash-generating units
Goodwill	933.3	1,036.3
Intangible assets	1,188.3	1,248.1
Total	$ 2,121.6	2,284.4
Non-insurance companies | Minimum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	10.50%
Non-insurance companies | Maximum
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	25.50%
Recipe
Disclosure of information for cash-generating units
Goodwill	$ 293.6	298.9
Intangible assets	919.0	902.2
Total	1,212.6	1,201.1
AGT
Disclosure of information for cash-generating units
Goodwill	150.7	147.6
Intangible assets	49.4	49.6
Total	200.1	197.2
Thomas Cook India
Disclosure of information for cash-generating units
Goodwill	126.9	127.7
Intangible assets	48.1	48.4
Total	175.0	176.1
Boat Rocker
Disclosure of information for cash-generating units
Goodwill	59.7	86.4
Intangible assets	102.9	184.8
Total	162.6	271.2
All other
Disclosure of information for cash-generating units
Goodwill	302.4	375.7
Intangible assets	68.9	63.1
Total	$ 371.3	$ 438.8